RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Lending to	$ 0	$ 433,285	$ 0
ReneSola Singapore
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties, gross	0	2,345,874
Due from other Related Party	0	433,285
Allowance for credit losses	0	(2,244,500)
Due from related parties, net	0	534,659
Due to related parties	0	8,793,966
Due to related party balances, net	1,475,254	9,531,450
Due to other Related Party	1,475,254	1,272,143
Receiving services	9,437	23,538	26,070
Payment for service	97,148	0	0
Rendering of service to	0	0	299,626
Borrowing from	0	0	12,827
Bond issued to	203,111	1,272,143	0
Lending to	$ 0	$ 433,285	$ 0